Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss and total comprehensive income
Revenues	$ 397,838	$ 371,034	$ 326,142
Voyage expenses and commissions	(10,998)	(6,756)	(6,863)
Vessel operating costs	(67,753)	(72,363)	(75,333)
Depreciation	(98,472)	(87,490)	(85,493)
General and administrative expenses	(22,795)	(17,509)	(13,362)
(Loss)/gain on disposal of vessels	(1,033)	171	(630)
Impairment loss on vessels	(142)	(32,471)	(103,977)
Profit from operations	196,645	154,616	40,484
Financial costs	(67,060)	(47,639)	(37,297)
Financial income	7,612	2,363	43
Gain on derivatives	1,512	9,646	2,496
Total other expenses, net	(57,936)	(35,630)	(34,758)
Profit for the year	138,709	118,986	5,726
Total comprehensive income for the year	$ 138,709	$ 118,986	$ 5,726